Shareholder Report, Line Graph (Details) 190616_Becker Value Equity Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 221,346	$ 174,798	$ 171,417	$ 183,354	$ 124,547	$ 132,873	$ 126,831	$ 125,439	$ 105,675	$ 100,000	$ 252,181
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return
Accumulated Value	$ 309,098	$ 224,219	$ 206,882	$ 247,816	$ 172,215	$ 156,349	$ 137,765	$ 129,240	$ 104,243	$ 100,000	$ 373,429